SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Receivables [Abstract]
Allowance for doubtful accounts at beginning of period	$ (2,442)	$ (760)	$ (1,843)	$ (693)
(Increase) decrease to allowance for the year	(25)	(339)	26	(476)
(Recovery) write-off of doubtful accounts	161	649	161	719
Non-cash reclass of allowance for doubtful accounts between unbilled revenue and accounts receivable	(59)		(708)
Allowance for doubtful accounts at end of period	$ (2,365)	$ (450)	$ (2,365)	$ (450)